Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Income Tax Expenses

NOTE 12 – INCOME TAXES

The provision for income taxes differs from the amount that would have resulted in applying the combined federal statutory tax rate as follows:

	December 31,
	2025	2024	2023
Net loss before taxes for the period	379,154	5,090	4,871
Permanent differences	361,361	1,679	-
Expected income tax recovery at statutory income tax rates	5,003	509	(7)
Difference in tax rates, foreign exchange, and other	-	-	-
Change in deferred tax assets not recognized	-	(509)	7
Income tax recovery	5,003	-	-

Statutory income tax rate	%
Italy	24.0%
Macedonia	10.0%
Ireland	12.5%

Temporary differences that give rise to the following deferred tax assets and liabilities at are:

	December 31,
	2025	2024
Deferred tax assets/(liabilities)	5,003	509
Net operating loss carryforwards	17,792	3,411
Deferred tax assets not recognized	(5,003)	(3,920)
Deferred tax on amortization of intangible assets	(2,413)	-
Net deferred tax asset/(liabilities)	(2,413)	-

As of December 31, 2025 and 2024, the Company has approximately $17,439 and $3,411 of non-capital losses that may be used to offset future taxable income. These losses may be carried forward on an indefinite basis and do not expire - with the exception of €136 that expire over 3 years. The Company has not recognized the deferred tax assets due to the uncertainty around utilizing all of the losses carry-forwards.

Income Taxes

Ireland

Brera Holdings PLC is a holding company registered in Ireland. The Company was incorporated in Ireland on June 30, 2022, no provision for income taxes in Ireland has been made as Brera Holdings PLC did not generate any Ireland taxable income for the years ended December 31, 2025, 2024 or 2023. The corporate tax rate for trading income in Ireland is 12.50% for the years ended December 31, 2025, 2024 and 2023.

Italy

The Company conducts a majority of its business in Italy and is subject to tax in this jurisdiction. During the years ended December 31, 2025, 2024 and 2023, all taxable income (loss) of the Company is generated in Italy. As a result of its business activities, the Company files tax returns that are subject to examination by the Italian Revenue Agency.

Italian companies are subject to two enacted income taxes at the following rates:

	2025	2024	2023
IRES (state tax)	24.00%	24.00%	24.00%
IRAP (regional tax)	3.90%	3.90%	3.90%

IRES is a state tax and is calculated on the taxable income determined on the income before taxes modified to reflect all temporary and permanent differences regulated by the tax law.

IRAP is a regional tax and each Italian region has the power to increase the current rate of 3.90% by a maximum of 0.92%. In general, the taxable base of IRAP is a form of gross profit determined as the difference between gross revenues (excluding interest and dividend income) and direct production costs (excluding interest expense and other financial costs).

For the years ended December 31, 2025, 2024 and 2023, the Company’s income tax expenses are as follows:

	2025	2024	2023
Current tax expenses	500	(41)	41

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	December 31,
	2025	2024	2023
Current tax expense
(Loss) profit before tax for the year	379,154	5,049	4,911
Expected income tax expense	500	-	-
Current tax expense	500	-	-
Deferred tax expense
Origination and reversal of temporary differences	(1,607)	-	-
Recognition of previously unrecognized tax losses	(2)	-	-
Deferred tax expense (benefit)	(1,609)	-	-
Total income tax benefit	(1,109)	-	-

North Macedonia

North Macedonian companies are subject to corporate tax on their worldwide income. North Macedonian companies are companies incorporated in North Macedonia. Foreign companies are taxed in North Macedonia on their profits generated from activities conducted through a permanent establishment in the country and on income from North Macedonian sources. The corporate tax rate for trading income in North Macedonian is 10% for the years ended December 31, 2025, 2024 and 2023.